Equity - Share based incentive plan expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Capital reserve	$ 22,041	$ 2,960	$ 1,495	$ 764
IPO Grant | Performance Restricted Share Units (PSUs)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense from share-based payment transactions with employees	7,454	1,465	731
Bonus share plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense from share-based payment transactions with employees	11,600
Bonus share plan [Member] | Performance Restricted Share Units (PSUs)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense from share-based payment transactions with employees	$ 11,627	$ 0	$ 0